LONG-TERM DEBT (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fixed Rate
Under 1 year	€ 5	€ 1
Between 1- 5 year	738	0
After 5 years	168	193
Total Senior Debt Fixed Rate	911	194
Variable Rate
Under 1 year	49	46
Between 1- 5 year	318	327
After 5 years	0	284
Total Senior Debt Variable Rate	367	657
Fixed Rate
Under 1 year	0	0
Between 1- 5 year	3	2
After 5 years	4	7
Total Other Debt fixed Rate	7	9
Variable Rate
Under 1 year	2	2
Between 1- 5 year	105	107
After 5 years	6	6
Total Other Debt Variable Rate	113	115
Total long-term debt under 1 year	56	49
Total long-term debt between 1-5 year	1,164	436
Total long-term debt after 5 years	178	490
Total long-term debt	1,398	975
Long-term Senior Debt
Carrying amount of Senior Fixed Rate Debt, maturing up until 2026 denominated in EUR	911	194
Carrying amount of Senior Variable Rate Debt, maturing up until 2035 denominated in EUR	€ 367	€ 657
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2026 denominated in EUR	2.74%	2.70%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2035 denominated in EUR		2.80%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2022 denominated in EUR	3.86%
Total Senior Debt Variable Rate	€ 367	€ 657
Total Senior Debt Fixed Rate	€ 911	€ 194